Shareholders’ Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Shareholders’ Equity

17. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 4, 2024. The authorized number of ordinary shares upon incorporation of the Group was 100,000,000 shares with a par value of $0.0001 per share

There were 50,000,000 and 50,000,000 ordinary shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively.

Statutory reserve and restricted net assets

The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net profit determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net profit determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Group’s WFOE and the VIE from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Group in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Group without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIE. Remittance of dividends by a wholly foreign-owned Group out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, WFOE and the VIE are restricted in their ability to transfer their net assets to the Group. Foreign exchange and other regulations in the PRC may further restrict WFOE and the VIE from transferring funds to the Group in the form of dividends, loans and advances. As of September 30, 2025 and March 31, 2025, restricted net assets of WFOE and the VIE amounted to RMB10,000,000 (US$1,404,692) and RMB10,000,000, respectively.

Subscription receivable

As of September 30, 2025 and March 31, 2025, subscription receivables on the Consolidated Balance Sheets represented the unpaid consideration of 50,000,000 Ordinary Shares issued by the Company.

17. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 4, 2024. The authorized number of ordinary shares upon incorporation of the Group was 100,000,000 shares with a par value of $0.0001 per share

There were 50,000,000 and 50,000,000 ordinary shares issued and outstanding as of March 31, 2025 and 2024, respectively.

Statutory reserve and restricted net assets

The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net profit determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net profit determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Group’s WFOE and the VIE from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Group in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Group without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIE. Remittance of dividends by a wholly foreign-owned Group out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, WFOE and the VIE are restricted in their ability to transfer their net assets to the Group. Foreign exchange and other regulations in the PRC may further restrict WFOE and the VIE from transferring funds to the Group in the form of dividends, loans and advances. As of March 31, 2025 and 2024, restricted net assets of WFOE and the VIE amounted to RMB10,000,000 (US$1,404,692) and RMB9,955,000, respectively.

Subscription receivable

As of March 31, 2025 and 2024, subscription receivables on the Consolidated Balance Sheets represented the unpaid consideration of 50,000,000 Ordinary Shares issued by the Company.